Cover	Jun. 24, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This amended Current Report on Form 8-K is being filed solely for the purpose of amending and restating Item 8.01 and Item 9.01 of the Current Report on Form 8-K of Worthington Industries, Inc. (the “Registrant”) filed at approximately 9:00 a.m., Eastern Daylight Time, on June 25, 2020 (the “Original Report”), which contained errors in several of the dates disclosed in the Original Report. Other than updating Item 8.01 and Item 9.01 to correct these dates, there are no other changes to the Original Report.
Document Period End Date	Jun. 24, 2020
Entity File Number	1-8399
Entity Registrant Name	WORTHINGTON INDUSTRIES, INC.
Entity Central Index Key	0000108516
Entity Tax Identification Number	31-1189815
Entity Incorporation, State or Country Code	OH
Entity Address, Address Line One	200 Old Wilson Bridge Road
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43085
City Area Code	(614)
Local Phone Number	438-3210
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	WOR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false